Operating Expenses - Summary of Research and Development (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Other Operating Expense [abstract]
Personnel expenses	€ 37,912	€ 37,112	€ 32,777
Sub-contracting,collaboration, and consultants	52,927	54,397	34,413
Small equipments and other supplies	4,771	4,110	3,909
Rental	2,703	2,018	1,903
Conferences, travel expenses	2,591	2,807	2,387
Depreciation and amortization	2,492	2,424	1,141
Others	3,776	2,364	2,298
Total research and development expenses	€ 107,171	€ 105,232	€ 78,828